Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2019
38. Assets pledged, collateral received and assets transferred
Assets pledged, collateral received and assets transferred

The notes included in this section present information on the Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Group has entered into and arrangements that are held off-balance sheet.

38 Assets pledged, collateral received and assets transferred

Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the Group balance sheet, for example because Barclays retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.

Assets pledged or transferred as collateral include all assets categorised as encumbered in the disclosure on pages 221 to 222 of the Barclays PLC Pillar 3 Report 2019 (unaudited), other than those held in commercial paper conduits. In these transactions, the Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market.

Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Liabilities are shown on a net basis in accordance with IAS 32. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2019	2018
	£m	£m
Cash collateral and settlements	64,400	55,532
Loans and advances at amortised cost	39,354	42,683
Trading portfolio assets	65,532	63,143
Financial assets at fair value through the income statement	10,104	7,450
Financial assets at fair value through other comprehensive income	9,278	10,354
Assets pledged	188,668	179,162

The following table summarises the transferred financial assets and the associated liabilities:

	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2019
Derivatives	68,609	68,609
Repurchase agreements	52,840	34,305
Securities lending arrangements	49,106	-
Other	18,113	12,004
	188,668	114,918

At 31 December 2018
Derivatives	58,338	58,338
Repurchase agreements	57,606	40,717
Securities lending arrangements	42,092	-
Other	21,126	14,094
	179,162	113,149

Included within other are agreements where a counterparty's recourse is limited to the transferred assets.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2019
Recourse to transferred assets only	3,516	2,918	3,678	2,922	756
2018
Recourse to transferred assets only	4,242	4,234	4,334	4,218	116

The Group has an additional £12bn (2018: £10bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.

Total assets pledged includes a collateral pool put in place to provide security for the UKRF funding deficit. Refer to Note 33 for further details.

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2019	2018
	£m	£m
Fair value of securities accepted as collateral	656,598	598,348
Of which fair value of securities re-pledged/transferred to others	554,988	528,957

Additional disclosure has been included in collateral and other credit enhancements (see page 109).

Assets pledged as collateral include all assets categorised as encumbered in the disclosure on pages 221 to 222 of the Barclays PLC Pillar 3 Report 2019 (unaudited).